Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Impairment loss	¥ 51,971	$ 8,155	¥ 336	¥ 0
Bike-sharing maintenance
Goodwill [Line Items]
Impairment loss			¥ 336